PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SERVICE & PREMIER SHARES

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED APRIL 1, 2011

The following replaces the third paragraph under "PORTFOLIO SUMMARIES — Government Select Portfolio — Principal Investment Strategies" on page 9 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Portfolio also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Portfolio's current yield. During this time, the Portfolio may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.